UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

3000 Stonewood Drive, Suite 310
Wexford, PA 15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
3000 Stonewood Drive, Suite 310
Wexford, PA 15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

THE MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS
September 30, 2004 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK - 95.2%

Automobiles & Components - 5.9%
Harley-Davidson, Inc.	200,000	$11,888,000
Lear Corporation	301,500	16,416,675
Monaco Coach Corporation	172,500	3,734,625
National R.V. Holdings, Inc. *	283,750	3,527,013
Thor Industries, Inc.	665,000	17,602,550
Winnebago Industries, Inc.	828,200	28,688,848
		81,857,711

Banks - 1.5%
Washington Mutual, Inc.	511,687	19,996,728

Capital Goods - 5.3%
Eagle Materials Inc. - Class B	101,332	6,991,908
General Cable Corporation *	126,000	1,340,640
Graco Inc.	206,707	6,924,685
The Lamson & Sessions Co. *	538,000	4,895,800
Rush Enterprises, Inc. - Class A *	248,605	2,722,225
Rush Enterprises, Inc. - Class B *	282,005	3,296,638
Terex Corporation *	126,500	5,490,100
Tyco International Ltd. f	1,335,600	40,949,496
		72,611,492

Commercial Services & Supplies - 2.5%
Cendant Corporation	1,610,000	34,776,000

Consumer Durables - 14.6%
American Woodmark Corporation	524,200	19,408,505
The Black & Decker Corporation	706,100	54,680,384
Masco Corporation	950,000	32,803,500
Mohawk Industries, Inc. *	440,663	34,984,236
Polaris Industries Inc.	519,200	28,981,744
Stanley Furniture Company, Inc.	310,900	13,679,600
Whirlpool Corporation	267,700	16,086,093
		200,624,062

Diversified Financials - 16.6%
Capital One Financial Corporation	590,000	43,601,000
Citigroup Inc.	770,000	33,972,400
Countrywide Financial Corporation	1,999,998	78,779,921
Fannie Mae	604,400	38,318,960
Gabelli Asset Management Inc. - Class A	121,600	5,210,560
Merrill Lynch & Co., Inc.	404,000	20,086,880
Metris Companies Inc. #	130,000	1,271,400
Morgan Stanley	143,000	7,049,900
		228,291,021

See notes to financial statements.

THE MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS
September 30, 2004 (Unaudited)

Name of Issuer or Title of Issue		Shares	Value

Energy - 9.6%
	Anadarko Petroleum Corporation	195,500	$12,973,380
	ConocoPhillips	100,000	8,285,000
	Devon Energy Corporation	365,600	25,961,256
	Dynamic Oil & Gas, Inc. *f	306,500	894,980
	The Houston Exploration Company *	266,200	15,798,970
	Nabors Industries, Ltd. *f	690,000	32,671,500
	Patterson-UTI Energy, Inc.	1,900,000	36,233,000
			132,818,086

Food Beverage & Tobacco - 2.1%
	Altria Group, Inc.	615,280	28,942,771

Footwear - 0.1%
	R. G. Barry Corporation *	322,200	828,054

Health Care Equipment & Services - 1.7%
	D & K Healthcare Resources, Inc.	439,000	4,324,150
	OCA Inc. *	918,600	4,354,164
	UnitedHealth Group Incorporated	200,000	14,748,000
			23,426,314

Homebuilding - 16.6%
	Beazer Homes USA, Inc.	226,300	24,189,207
	Cavco Industries, Inc. *	34,000	1,284,180
	Centex Corporation	1,360,000	68,625,600
	Meritage Homes Corporation *	491,600	38,639,760
	NVR, Inc. *	125,000	68,875,000
	Pulte Homes, Inc.	320,230	19,652,515
	Toll Brothers, Inc. *	159,800	7,403,534
			228,669,796

Insurance - 6.7%
	The Allstate Corporation	700,000	33,593,000
	Fidelity National Financial, Inc.	1,557,094	59,325,281
			92,918,281

Materials - 2.8%
	Cemex S.A. de C.V. ADR f	967,231	27,217,880
	NovaGold Resources Inc. *f	184,700	1,172,845
	Texas Industries, Inc.	201,900	10,385,736
			38,776,461

See notes to financial statements.

THE MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS
September 30, 2004 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Pharmaceuticals & Biotechnology - 2.6%
Johnson & Johnson	600,000	$33,798,000
Marshall Edwards Inc. *	50,000	443,750
Novogen Limited * ADR f	80,000	1,456,800
		35,698,550

Software & Services - 0.1%
Opsware, Inc. *	156,000	875,160

Technology Hardware & Equipment - 2.3%
Atmel Corporation *	1,100,000	3,982,000
ATMI, Inc. *	343,900	7,043,072
Intel Corporation	16,000	320,960
International Business Machines Corporation	140,000	12,003,600
MasTec, Inc. *	611,700	3,211,425
Photon Dynamics, Inc. *	273,700	5,556,110
		32,117,167

Telecommunication Services - 1.1%
Leap Wireless International, Inc. *	200,000	4,400,000
UTStarcom, Inc. *#	686,100	11,053,071
		15,453,071

Utilities - 3.1%
Calpine Corporation *	2,812,100	8,155,090
Dynegy Inc. - Class A *	520,000	2,594,800
El Paso Corporation #	1,091,450	10,030,426
Exelon Corporation	200,000	7,338,000
PPL Corporation	300,000	14,154,000
		42,272,316

Total Common Stocks (Cost $901,384,131)		1,310,953,041

Name of Issuer or Title of Issue		Value

SHORT-TERM INVESTMENT - 4.5%
General Electric Capital Commerical Paper, 1.73%, 10/01/2004	$62,930,000	62,930,000

	Total Short-Term Investment (Cost $62,930,000)	62,930,000

TOTAL INVESTMENTS - 99.7% (Cost $964,314,131)		1,373,883,041

See notes to financial statements.

THE MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS
September 30, 2004 (Unaudited)

		Contracts
Name of Issuer or Title of Issue		(100 Shares Per Contract)	Value

CALL OPTIONS - 0.0%
	El Paso Corporation
	Expiration October 2004, Exercise Price $8.00	3,000	$(360,000)

	Metris Companies. Inc.
	Expiration January 2005, Exercise Price $7.50	830	(199,200)

	UTStarcom, Inc.
	Expiration November 2004, Exercise Price $20.00	3,000	(75,000)

PUT OPTIONS - (0.1)%
	El Paso Corporation
	Expiration October 2004, Exercise Price $8.00	3,000	(15,000)

	Metris Companies. Inc.
	Expiration January 2005, Exercise Price $7.50	830	(24,900)

	UTStarcom, Inc.
	Expiration November 2004, Exercise Price $20.00	3,000	(1,200,000)

	Total Options Written (Premiums received $1,973,597)		(1,874,100)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			5,592,461

TOTAL NET ASSETS - 100.0%			$1,377,601,402

*	Non income producing security.
#	All or a portion of the shares have been committed as collateral for written option contracts.
f	Foreign company.
ADR	American Depositary Receipts

See notes to financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wexford Trust
By (Signature and Title) /s/ Ronald Muhlenkamp
                                                 Ronald Muhlenkamp, President

Date October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald Muhlenkamp
                                                 Ronald Muhlenkamp, President

Date October 19, 2004
By (Signature and Title) /s/ James Head
                                                 James Head, Treasurer

Date October 18, 2004